LOANS HELD FOR INVESTMENT, NET (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 21, 2012	Mar. 15, 2011 Promissory_Note	Dec. 31, 2012 Promissory_Note	Dec. 31, 2011
LOANS HELD FOR INVESTMENT, NET [Abstract]
Number of nonperforming promissory notes		2
Number of performing promissory notes		2
Purchase price of promissory note	$ 10,300,000	$ 3,100,000
Number of nonperforming promissory notes into forbearance agreement			1
Performing notes - accretable amount			1,300,000	1,300,000
Purchase discount, net			316,000	344,000
Unpaid loan balance				238,000
Loans impairment			0
Allowance for credit losses or charge-offs			$ 0